SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

26.         SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM.

For the year ended December 31, 2020 and 2021, the Group’s CODM identified four operating segments, including PRC kindergartens, PRC play-and-learn centers, Singapore kindergartens, student care centers and others, and others. For the year ended December 31, 2022, an operating segment was taken out by the Group’s CODM when making decisions about allocating resources and assessing performance of the Group due to the disposal of the PRC kindergarten business to the former VIEs’ shareholders in April 2022, and a new operating segment for providing PRC teaching and management services to the former VIEs was added. Accordingly the CODM identified four operating segments, including PRC teaching and management services, PRC play-and-learn centers, Singapore kindergartens, student care centers and others, and others. Given the changes in the composition of the Group’s reportable segments, prior year segment information was recast to confirm to the current year’s presentation.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross profits (loss) by segment are presented below. Separate financial information of operating income by segment is not available.

	Years ended December 31,
	2020	2021	2022
Net revenues:
PRC teaching and management services	—	—	5,440
PRC play-and-learn centers	12,215	13,254	7,918
Singapore kindergartens, student care centers and others	25,964	31,007	30,752
Others	4,247	7,644	5,904
Total net revenues	42,426	51,905	50,014

Cost of revenues:
PRC teaching and management services	—	—	3,549
PRC play-and-learn centers	8,610	8,634	6,655
Singapore kindergartens, student care centers and others	21,513	25,362	28,779
Others	13,324	15,404	6,571
Total cost of revenues	43,447	49,400	45,554

Gross profit (loss)
PRC teaching and management services	—	—	1,891
PRC play-and-learn centers	3,605	4,620	1,263
Singapore kindergartens, student care centers and others	4,451	5,645	1,973
Others	(9,077)	(7,760)	(667)
Total gross (loss) profit	(1,021)	2,505	4,460

The Group’s CODM does not review the financial position by operating segments, thus total assets by operating segment are not presented.

26.         SEGMENT INFORMATION - continued

Geographical information

The Group’s operations are located in the PRC and Singapore. The Group’s revenues and long lived assets by geographic areas (based on location of customers) are detailed below:

	Years ended December 31,
	2020	2021	2022
Net Revenues:
PRC	16,462	20,898	19,262
Singapore	25,964	31,007	30,752
	42,426	51,905	50,014

	As of December 31,
	2021	2022
Long-lived assets:
PRC	19,062	13,624
Singapore	13,992	11,828
	33,054	25,452